UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

DATE OF REPORTING PERIOD: DECEMBER 31, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2009

Shares or
Prinicpal
Amount			Security			Value
			COMMON STOCKS-59.2%
			Consumer Discretionary-8.9%
43,500		*	Big Lots, Inc.			$ 1,260,630
29,800			BorgWarner, Inc.			989,956
31,400			Brown Shoe Company, Inc.			309,918
8,200			Burger King Holdings, Inc.			154,324
64,400			CBS Corporation - Class "B"			904,820
50,500		*	CEC Entertainment, Inc.			1,611,960
47,500			Coach, Inc.			1,735,175
42,300		*	Corinthian Colleges, Inc.			582,471
58,000		*	GameStop Corporation - Class "A"			1,272,520
22,200			Genuine Parts Company			842,712
60,000			H&R Block, Inc.			1,357,200
66,400			Home Depot, Inc.			1,920,952
68,200		*	Jack in the Box, Inc.			1,341,494
56,800			Limited Brands, Inc.			1,092,832
69,800		*	Lincoln Educational Services Corporation			1,512,566
34,900			McDonald's Corporation			2,179,156
135,300		*	Morgans Hotel Group Company			612,909
118,300			Newell Rubbermaid, Inc.			1,775,683
20,700			NIKE, Inc. - Class "B"			1,367,649
15,900			Polo Ralph Lauren Corporation - Class "A"			1,287,582
131,000		*	Ruby Tuesday, Inc.			943,200
200		*	Rue21, Inc.			5,618
57,100			Staples, Inc.			1,404,089
34,600		*	Steiner Leisure, Ltd.			1,375,696
238,800			Stewart Enterprises, Inc - Class "A"			1,229,820
17,800			Tupperware Brands Corporation			828,946
76,860			Wyndham Worldwide Corporation			1,550,266
						31,450,144
			Consumer Staples-9.0%
136,600			Altria Group, Inc.			2,681,458
32,700			Avon Products, Inc.			1,030,050
36,900		*	Chattem, Inc.			3,442,770
38,500			Coca-Cola Company			2,194,500
76,800			CVS Caremark Corporation			2,473,728
2,800		*	Dean Foods Company			50,512
19,400		*	Dole Food Company, Inc.			240,754
53,400			McCormick & Company, Inc.			1,929,342
114,200			Nu Skin Enterprises, Inc. - Class "A"			3,068,554
32,700			PepsiCo, Inc.			1,988,160
73,000			Philip Morris International, Inc.			3,517,870
30,500			Procter & Gamble Company			1,849,215
59,800			Safeway, Inc.			1,273,142
16,340			Tootsie Roll Industries, Inc.			447,389
84,700			Walgreen Company			3,110,184
47,500			Wal-Mart Stores, Inc.			2,538,875
						31,836,503
			Energy-4.5%

19,700			Anadarko Petroleum Corporation			1,229,674
120,100		*	Cal Dive International, Inc.			907,956
28,400			ConocoPhillips			1,450,388
31,900			ExxonMobil Corporation			2,175,261
1,897			Hugoton Royalty Trust			30,504
24,786			Marathon Oil Corporation			773,819
59,700			Noble Corporation			2,429,790
24,300			Sasol, Ltd. (ADR)			970,542
79,900			Suncor Energy, Inc.			2,821,269
16,470		*	Transocean, Ltd.			1,363,716
35,600			XTO Energy, Inc.			1,656,468
						15,809,387
			Financials-6.2%
16,500			American Express Company			668,580
45,500			Ameriprise Financial, Inc.			1,766,310
33,300			Astoria Financial Corporation			413,919
20,897			Bank of America Corporation			314,709
60,600			Brookline Bancorp, Inc.			600,546
20,692			Capital One Financial Corporation			793,331
16,400			Citigroup, Inc.			54,284
31,650			Discover Financial Services			465,572
181,500			Financial Select Sector SPDR Fund (ETF)			2,611,785
56,650			First Mercury Financial Corporation			776,672
13,324			Hartford Financial Services Group, Inc.			309,916
81,200			Hudson City Bancorp, Inc.			1,114,876
57,900			JPMorgan Chase & Company			2,412,693
24,499			KeyCorp			135,969
53,700			Morgan Stanley			1,589,520
136,300			New York Community Bancorp, Inc.			1,977,713
88,200			NewAlliance Bancshares, Inc.			1,059,282
65,300			SPDR KBW Regional Banking (ETF)			1,452,925
117,572		*	Sunstone Hotel Investors, Inc. (REIT)			1,044,039
33,300			U.S. Bancorp			749,583
29,100			Urstadt Biddle Properties - Class "A" (REIT)			444,357
19,100			Webster Financial Corporation			226,717
35,800			Wells Fargo & Company			966,242
						21,949,540
			Health Care-8.2%
52,300			Abbott Laboratories			2,823,677
15,100		*	Amgen, Inc.			854,207
18,500			Baxter International, Inc.			1,085,580
32,500			Becton, Dickinson & Company			2,562,950
21,500		*	Cephalon, Inc.			1,341,815
23,700		*	Genzyme Corporation			1,161,537
39,300		*	Gilead Sciences, Inc.			1,700,904
57,800			Johnson & Johnson			3,722,898
22,700		*	Laboratory Corporation of America Holdings			1,698,868
43,300			Medtronic, Inc.			1,904,334
31,600			Merck & Company, Inc.			1,154,664
47,000			Perrigo Company			1,872,480
135,380			Pfizer, Inc.			2,462,562
51,400		*	PSS World Medical, Inc.			1,160,098
39,900			Sanofi-Aventis (ADR)			1,566,873
21,100		*	St. Jude Medical, Inc.			776,058
21,200		*	Thermo Fisher Scientific, Inc.			1,011,028
						28,860,533
			Industrials-8.3%
25,100			3M Company			2,075,017
45,100		*	AAR Corporation			1,036,398
27,600			Alexander & Baldwin, Inc.			944,748

35,504		*	Altra Holdings, Inc.			438,474
51,800		*	Armstrong World Industries, Inc.			2,016,574
19,600			Baldor Electric Company			550,564
25,450		*	BE Aerospace, Inc.			598,075
11,300			Burlington Northern Santa Fe Corporation			1,114,406
57,600			Chicago Bridge & Iron Company NV - NY Shares			1,164,672
50,300		*	DynCorp International, Inc. - Class "A"			721,805
37,400		*	Esterline Technologies Corporation			1,524,798
72,200			General Electric Company			1,092,386
15,900			Harsco Corporation			512,457
46,100			Honeywell International, Inc.			1,807,120
41,300			IDEX Corporation			1,286,495
17,700			Lockheed Martin Corporation			1,333,695
32,900		*	Mistras Group, Inc.			495,474
70,600		*	Mobile Mini, Inc.			994,754
19,600			Northrop Grumman Corporation			1,094,660
39,230		*	PGT, Inc.			82,383
27,000		*	Pinnacle Airlines Corporation			185,760
30,800			Raytheon Company			1,586,816
25,710			Republic Services, Inc.			727,850
98,300			TAL International Group, Inc.			1,300,509
59,200			Textainer Group Holdings, Ltd.			1,000,480
32,975			Tyco International, Ltd.			1,176,548
32,300			United Technologies Corporation			2,241,943
						29,104,861
			Information Technology-9.5%
146,000		*	Brocade Communications Systems, Inc.			1,113,980
23,000		*	CACI International, Inc. - Class "A"			1,123,550
64,600		*	Cisco Systems, Inc.			1,546,524
116,600		*	EMC Corporation			2,037,002
24,700			Harris Corporation			1,174,485
48,500			Hewlett-Packard Company			2,498,235
58,400			Intel Corporation			1,191,360
35,300			International Business Machines Corporation			4,620,770
148,400			Microsoft Corporation			4,524,716
97,400			National Semiconductor Corporation			1,496,064
54,950		*	NCI, Inc. - Class "A"			1,519,368
103,800			Nokia Corporation - Class "A" (ADR)			1,333,830
80,300		*	Parametric Technology Corporation			1,312,102
50,200			QUALCOMM, Inc.			2,322,252
80,875		*	SRA International, Inc. - Class "A"			1,544,713
137,000		*	Symantec Corporation			2,450,930
66,076			Western Union Company			1,245,533
19,600			Xilinx, Inc.			491,176
						33,546,590
			Materials-2.6%
57,000			Bemis Company, Inc.			1,690,050
40,400			Celanese Corporation - Series "A"			1,296,840
26,900		*	Freeport-McMoRan Copper & Gold, Inc.			2,159,801
8,100			Olin Corporation			141,912
13,600			Praxair, Inc.			1,092,216
74,200			RPM International, Inc.			1,508,486
53,750			Temple-Inland, Inc.			1,134,662
						9,023,967
			Telecommunication Services-1.5%
75,800			AT&T, Inc.			2,124,674
91,100			Verizon Communications, Inc.			3,018,143
						5,142,817
			Utilities-.5%
32,100			Atmos Energy Corporation			943,740

15,700			Consolidated Edison, Inc.			713,251
						1,656,991
Total Value of Common Stocks (cost $185,871,123)						208,381,333
			CORPORATE BONDS-24.1%
			Aerospace/Defense-.9%
$1,000	M		BAE Systems Holdings, Inc., 4.95%, 2014	(a)		1,042,271
1,000	M		Lockheed Martin Corp., 4.25%, 2019			967,179
1,000	M		United Technologies Corp., 6.125%, 2019			1,106,995
						3,116,445
			Agriculture-.6%
1,000	M		Cargill, Inc., 6%, 2017	(a)		1,067,514
1,000	M		Potash Corp. of Saskatchewan, Inc., 4.875%, 2020			988,588
						2,056,102
			Automotive-.3%
1,000	M		Daimler Chrysler NA, LLC, 6.5%, 2013			1,097,175
			Chemicals-.3%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019	(a)		1,178,944
			Consumer Durables-.5%
1,000	M		Black & Decker Corp., 8.95%, 2014			1,183,358
700	M		Newell Rubbermaid, Inc., 6.75%, 2012			750,857
						1,934,215
			Energy-3.8%
1,000	M		Canadian Natural Resources, Ltd., 5.9%, 2018			1,076,440
500	M		Canadian Oil Sands, Ltd., 7.75%, 2019	(a)		565,046
1,000	M		ConocoPhillips, 5.75%, 2019			1,096,501
1,000	M		Energy Transfer Partners, LP, 8.5%, 2014			1,155,347
500	M		Kinder Morgan Finance Co., 5.35%, 2011			507,500
981	M		Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)		1,074,547
1,000	M		Nabors Industries, Inc., 5.375%, 2012			1,054,908
1,000	M		Nexen, Inc., 6.4%, 2037			1,010,772
1,000	M		Northern Border Pipeline Co., 7.1%, 2011			1,052,753
1,000	M		Shell International Finance BV, 3.25%, 2015			1,002,144
500	M		Spectra Energy Capital, LLC, 6.2%, 2018			531,869
1,000	M		Suncor Energy, Inc., 6.1%, 2018			1,074,804
1,000	M		Trans-Canada Pipelines, Ltd., 7.625%, 2039			1,235,665
1,000	M		Valero Energy Corp., 6.875%, 2012			1,092,461
						13,530,757
			Financial Services-2.0%
1,000	M		American Express Co., 7%, 2018			1,103,011
1,000	M		American General Finance Corp., 6.9%, 2017			695,306
1,000	M		Caterpillar Financial Services Corp., 5.85%, 2017			1,068,798
1,000	M		CoBank, ACB, 7.875%, 2018	(a)		1,085,189
927	M		Ford Motor Credit Co., 9.75%, 2010			956,684
1,000	M		General Electric Capital Corp., 4.375%, 2015			1,013,706
1,000	M		Prudential Financial, Inc., 6%, 2017			1,033,323
						6,956,017
			Financials-2.8%
1,000	M		Bank of America Corp., 5.65%, 2018			1,017,287
1,000	M		Bear Stearns Cos., Inc., 7.25%, 2018			1,149,643
1,000	M		Citigroup, Inc., 6.375%, 2014			1,047,947
1,000	M		Goldman Sachs Group, Inc., 6.45%, 2036			988,030
500	M		Hibernia Corp., 5.35%, 2014			494,943

1,000	M		JPMorgan Chase & Co., 3.7%, 2015			1,004,103
1,000	M		Merrill Lynch & Co., Inc., 5.45%, 2013			1,053,016
1,000	M		Morgan Stanley, 5.3%, 2013			1,054,760
1,000	M		Nationsbank Corp., 7.8%, 2016			1,087,094
1,000	M		Wells Fargo & Co., 3.75%, 2014			998,127
						9,894,950
			Food/Beverage/Tobacco-2.4%
1,000	M		Altria Group, Inc., 10.2%, 2039			1,337,827
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019	(a)		1,118,419
1,170	M		Bunge Limited Finance Corp., 5.875%, 2013			1,218,804
1,000	M		Coca-Cola Enterprises, Inc., 7.125%, 2017			1,155,256
1,270	M		ConAgra Foods, Inc., 5.875%, 2014			1,385,296
1,000	M		Diageo Capital PLC, 5.75%, 2017			1,077,880
1,000	M		Philip Morris International, Inc., 5.65%, 2018			1,053,333
						8,346,815
			Food/Drug-.3%
935	M		CVS/Caremark Corp., 6.125%, 2039			929,823
			Forest Products/Containers-.2%
650	M		International Paper Co., 9.375%, 2019			800,270
			Health Care-1.3%
1,000	M		Biogen IDEC, Inc., 6.875%, 2018			1,078,036
1,200	M		Novartis, 5.125%, 2019			1,262,926
1,000	M		Pfizer, Inc., 6.2%, 2019			1,113,597
1,000	M		Roche Holdings, Inc., 6%, 2019	(a)		1,100,808
						4,555,367
			Information Technology-1.2%
1,000	M		Cisco Systems, Inc., 4.45%, 2020			982,945
1,000	M		Dell, Inc., 5.875%, 2019			1,060,158
1,000	M		Pitney Bowes, Inc., 5%, 2015			1,048,910
1,000	M		Xerox Corp., 5.5%, 2012			1,057,410
						4,149,423
			Manufacturing-.3%
1,000	M		John Deere Capital Corp., 5.35%, 2018			1,058,606
			Media-Broadcasting-1.4%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)		1,284,073
			Cox Communications, Inc.:
800	M		5.5%, 2015			850,068
500	M		8.375%, 2039	(a)		624,534
			Time Warner Cable, Inc.:
1,000	M		6.2%, 2013			1,099,323
1,000	M		7.5%, 2014			1,153,241
						5,011,239
			Media-Diversified-.7%
750	M		AOL Time Warner, Inc., 6.75%, 2011			794,871
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 2017			1,018,744
500	M		News America, Inc., 5.3%, 2014			541,038
						2,354,653
			Metals/Mining-.9%
1,000	M		ArcelorMittal, 6.125%, 2018			1,033,525
1,000	M		Newmont Mining Corp., 5.125%, 2019			1,002,369
1,000	M		Rio Tinto Finance USA Ltd., 6.5%, 2018			1,100,297
						3,136,191
			Real Estate Investment Trusts-.3%
1,000	M		ProLogis, 7.625%, 2014			1,046,730
			Telecommunications-1.2%
1,000	M		AT&T, Inc., 5.8%, 2019			1,067,855
800	M		GTE Corp., 6.84%, 2018			877,766
600	M		SBC Communications, Inc., 6.25%, 2011			635,569
1,000	M		Verizon Communications, Inc., 8.75%, 2018			1,251,035
400	M		Verizon Wireless Capital, LLC, 5.55%, 2014			434,508
						4,266,733
			Transportation-.2%
500	M		GATX Corp., 8.75%, 2014			562,773
			Utilities-2.2%
1,000	M		Consolidated Edison Co. of New York, 7.125%, 2018			1,157,511
1,000	M		E. ON International Finance BV, 5.8%, 2018	(a)		1,075,782
			Electricite de France SA:
500	M		6.5%, 2019	(a)		562,285
60	M		6.95%, 2039	(a)		712,033
161	M		Entergy Gulf States, Inc., 5.25%, 2015			159,050
1,000	M		Exelon Generation Co., LLC, 6.2%, 2017			1,073,594
757	M		Great River Energy Co., 5.829%, 2017	(a)		824,969
1,000	M		Ohio Power Co., 5.375%, 2021			1,004,841
1,000	M		Sempra Energy, 9.8%, 2019			1,250,108
						7,820,173
			Waste Management-.3%
1,000	M		Allied Waste NA, Inc., 7.125%, 2016			1,066,363
Total Value of Corporate Bonds (cost $80,804,175)						84,869,764
			MORTGAGE-BACKED CERTIFICATES-9.9%
			Fannie Mae-8.3%
8,894	M		5.5%, 5/1/2033 - 1/1/2037			9,381,214
14,178	M		6%, 5/1/2036 - 7/1/2038			15,051,600
3,103	M		6.5%, 11/1/2033 - 6/1/2036			3,342,484
1,403	M		7%, 3/1/2032 - 8/1/2032			1,570,269
						29,345,567
			Freddie Mac-1.6%
1,824	M		5.5%, 10/1/2039			1,912,643
3,530	M		6%, 9/1/2032 - 5/1/2038			3,758,760
						5,671,403
Total Value of Mortgage-Backed Certificates (cost $33,354,397)						35,016,970
			MUNICIPAL BONDS-2.0%
1,000	M		Atlanta GA Wtr. & Wastewtr. Rev., 6%, 2029			1,056,160
1,000	M		Hawaii State, 5%, 2028			1,089,670
1,500	M		Lower Colorado River Auth. TX Rev., 5.5%, 2033			1,576,095
1,000	M		Maryland State Ref. State & Loc. Facs. Ln., 5%, 2019			1,178,600
1,000	M		Minnesota State Ref. Various Purpose, 5%, 2029			1,108,470
1,000	M		Salt River AZ Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., 5%, 2029			1,080,060
Total Value of Municipal Bonds (cost $6,821,367)						7,089,055
			U.S. GOVERNMENT AGENCY OBLIGATIONS-3.0%
2,000	M		Fannie Mae, 2.5%, 2014			1,998,128
4,000	M		Federal Farm Credit Bank, 1.875%, 2012			4,001,988
1,000	M		Freddie Mac, 4.25%, 2018			988,136
			Tennessee Valley Authority:

1,450	M		4.375%, 2015			1,523,495
2,000	M		4.5%, 2018			2,038,782
Total Value of U.S. Government Agency Obligations (cost $10,558,974)						10,550,529
			U.S. GOVERNMENT FDIC GUARANTEED DEBT-.8%
			Financials
3,000	M		Citigroup Funding, Inc., 1.875%, 2012 (cost $3,011,790)			2,990,691
			SHORT-TERM CORPORATE NOTES-.8%
			Money Market Fund
2,645	M		First Investors Cash Reserve Fund, .24% (cost $2,645,000)		(b)	2,645,000
Total Value of Investments (cost $323,066,826)			99.8%			351,543,342
Other Assets, Less Liabilities			.2			635,415
Net Assets			100.0%			$ 352,178,757

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2009, the Fund held fourteen 144A security with an aggregate value of
$13,316,414 representing 3.8% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2009, the cost of investments for federal income tax purposes was $324,474,982. Accumulated net unrealized appreciation on investments was $27,068,360, consisting of $48,853,896 gross unrealized appreciation and $21,785,536 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$208,381,333	$-	$-	$208,381,333
Corporate Bonds	-	84,869,764	-	84,869,764
Mortgage-Backed Certificates	-	35,016,970	-	35,016,970
U.S. Government Agency
Obligations	-	10,550,529	-	10,550,529
Municipal Bonds	-	7,089,055	-	7,089,055
U.S. Government FDIC
Guaranteed Debt	-	2,990,691	-	2,990,691
Money Market Fund	2,645,000	-	-	2,645,000
Total Investments in Securities*	$211,026,333	$140,517,009	$-	$351,543,342

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.5%
			Consumer Discretionary-11.6%
28,400			Best Buy Company, Inc.	$1,120,664
36,800			Bob Evans Farms, Inc.	1,065,360
43,300		*	Carnival Corporation	1,372,177
78,900			Cinemark Holdings, Inc.	1,133,793
86,800			Comcast Corporation - Special Class "A"	1,389,668
99,500			Family Dollar Stores, Inc.	2,769,085
33,700			Fortune Brands, Inc.	1,455,840
65,100			Genuine Parts Company	2,471,196
93,800			H&R Block, Inc.	2,121,756
80,900			Home Depot, Inc.	2,340,437
29,700			J.C. Penney Company, Inc.	790,317
96,400			Lowe's Companies, Inc.	2,254,796
50,700			McDonald's Corporation	3,165,708
73,100			Newell Rubbermaid, Inc.	1,097,231
35,900			Omnicom Group, Inc.	1,405,485
104,300			Pearson PLC (ADR)	1,497,748
128,400		*	Ruby Tuesday, Inc.	924,480
86,900			Staples, Inc.	2,136,871
41,100			Tiffany & Company	1,767,300
66,533			Time Warner, Inc.	1,938,772
131,200			Walt Disney Company	4,231,200
39,220			Wyndham Worldwide Corporation	791,067
				39,240,951
			Consumer Staples-16.7%
70,700			Avon Products, Inc.	2,227,050
16,700			Clorox Company	1,018,700
91,600			Coca-Cola Company	5,221,200
65,400			ConAgra Foods, Inc.	1,507,470
45,800			Costco Wholesale Corporation	2,709,986
53,100			CVS/Caremark Corporation	1,710,351
51,800			Diageo PLC (ADR)	3,595,438
58,600			H.J. Heinz Company	2,505,736
48,400			Hershey Corporation	1,732,236
66,200			Kimberly-Clark Corporation	4,217,602
169,700			Kraft Foods, Inc. - Class "A"	4,612,446
54,300			Kroger Company	1,114,779
54,000			McCormick & Company, Inc.	1,951,020
35,500			PepsiAmericas, Inc.	1,038,730
53,400			PepsiCo, Inc.	3,246,720
80,000			Philip Morris International, Inc.	3,855,200
26,600			Procter & Gamble Company	1,612,758
44,800			Ruddick Corporation	1,152,704

43,450			Safeway, Inc.	925,051
190,200			Sara Lee Corporation	2,316,636
74,900			Walgreen Company	2,750,328
101,800			Wal-Mart Stores, Inc.	5,441,210
				56,463,351
			Energy-8.8%
42,500			Anadarko Petroleum Corporation	2,652,850
53,500			BP PLC (ADR)	3,101,395
59,517			Chevron Corporation	4,582,214
67,700			ConocoPhillips	3,457,439
30,300			Diamond Offshore Drilling, Inc.	2,982,126
35,100			ExxonMobil Corporation	2,393,469
25,100			Hess Corporation	1,518,550
106,600			Marathon Oil Corporation	3,328,052
55,800			Royal Dutch Shell PLC - Class "A" (ADR)	3,354,138
53,700			Tidewater, Inc.	2,574,915
				29,945,148
			Financials-14.5%
34,300			ACE, Ltd.	1,728,720
42,500			Allstate Corporation	1,276,700
36,000			Ameriprise Financial, Inc.	1,397,520
48,300			Aon Corporation	1,851,822
36,700			Aspen Insurance Holdings, Ltd.	934,015
167,200			Bank Mutual Corporation	1,157,024
130,887			Bank of America Corporation	1,971,158
88,328			Bank of New York Mellon Corporation	2,470,534
40,821			Brookfield Asset Management, Inc. - Class "A"	905,410
28,903			Capital One Financial Corporation	1,108,141
48,656			Chubb Corporation	2,392,902
62,847			Cincinnati Financial Corporation	1,649,105
89,600			Citigroup, Inc.	296,576
44,800			Comerica, Inc.	1,324,736
36,100			EMC Insurance Group, Inc.	776,511
40,066			Erie Indemnity Company - Class "A"	1,563,375
58,700			Financial Select Sector SPDR Fund (ETF)	844,693
85,900			First Potomac Realty Trust (REIT)	1,079,763
102,300			Hudson City Bancorp, Inc.	1,404,579
68,200			Invesco, Ltd.	1,602,018
237,200			Investors Real Estate Trust (REIT)	2,134,800
100,200			JPMorgan Chase & Company	4,175,334
53,600			Morgan Stanley	1,586,560
136,100			NewAlliance Bancshares, Inc.	1,634,561
145,300			People's United Financial, Inc.	2,426,510
47,100			Plum Creek Timber Company, Inc. (REIT)	1,778,496
41,300			PNC Financial Services Group, Inc.	2,180,227
49,300			Protective Life Corporation	815,915
16,800			SunTrust Banks, Inc.	340,872
34,600			Waddell & Reed Financial, Inc. - Class "A"	1,056,684
87,200			Wells Fargo & Company	2,353,528
107,400			Westfield Financial, Inc.	886,050
				49,104,839
			Health Care-8.6%
101,900			Abbott Laboratories	5,501,581
33,400			Becton, Dickinson & Company	2,633,924
38,475			Covidien PLC	1,842,568
58,600			GlaxoSmithKline PLC (ADR)	2,475,850

98,800			Johnson & Johnson	6,363,708
51,900			Medtronic, Inc.	2,282,562
38,811			Merck & Company. Inc.	1,418,154
55,100			Novartis AG (ADR)	2,999,093
189,500			Pfizer, Inc.	3,447,005
				28,964,445
			Industrials-10.7%
41,000			3M Company	3,389,470
21,400			ABM Industries, Inc.	442,124
14,900			Alexander & Baldwin, Inc.	510,027
30,600		*	Armstrong World Industries, Inc.	1,191,258
47,400			Avery Dennison Corporation	1,729,626
70,100			Dover Corporation	2,916,861
31,400			Emerson Electric Company	1,337,640
34,200			Equifax, Inc.	1,056,438
43,100			General Dynamics Corporation	2,938,127
149,800			General Electric Company	2,266,474
76,000			Honeywell International, Inc.	2,979,200
23,900			Hubbell, Inc. - Class "B"	1,130,470
54,900			Illinois Tool Works, Inc.	2,634,651
40,800			ITT Corporation	2,029,392
38,430			Lawson Products, Inc.	678,290
11,700			Lockheed Martin Corporation	881,595
16,000			Norfolk Southern Corporation	838,720
51,600			Pitney Bowes, Inc.	1,174,416
47,800			Textainer Group Holdings, Ltd.	807,820
38,175			Tyco International, Ltd.	1,362,084
51,000			United Parcel Service, Inc. - Class "B"	2,925,870
30,000			Waste Management, Inc.	1,014,300
				36,234,853
			Information Technology-8.7%
79,700			Automatic Data Processing, Inc.	3,412,754
108,600			AVX Corporation	1,375,962
55,365			Bel Fuse, Inc. - Class "B"	1,189,794
56,900		*	Electronic Arts, Inc.	1,009,975
87,900			Hewlett-Packard Company	4,527,729
59,300			Intel Corporation	1,209,720
15,100			International Business Machines Corporation	1,976,590
32,500			Intersil Corporation - Class "A"	498,550
140,325			Methode Electronics, Inc.	1,218,021
154,200			Microsoft Corporation	4,701,558
86,800			Molex, Inc.	1,870,540
71,000			National Semiconductor Corporation	1,090,560
132,300			Nokia Corporation - Class "A" (ADR)	1,700,055
53,500			Texas Instruments, Inc.	1,394,210
47,875			Tyco Electronics, Ltd.	1,175,331
39,800			Xilinx, Inc.	997,388
				29,348,737
			Materials-5.7%
20,900			Air Products & Chemicals, Inc.	1,694,154
70,200			Alcoa, Inc.	1,131,624
92,200			Bemis Company, Inc.	2,733,730
25,900			Compass Minerals International, Inc.	1,740,221

106,500			Dow Chemical Company	2,942,595
114,000			DuPont (E.I.) de Nemours & Company	3,838,380
80,300			Glatfelter	975,645
29,100			PPG Industries, Inc.	1,703,514
87,200			Sonoco Products Company	2,550,600
				19,310,463
			Telecommunication Services-3.4%
175,230			AT&T, Inc.	4,911,697
29,045			CenturyTel, Inc.	1,051,719
23,900			Telephone & Data Systems, Inc.	810,688
30,000			Telephone & Data Systems, Inc. - Special Shares	906,000
115,328			Verizon Communications, Inc.	3,820,817
				11,500,921
			Utilities-4.8%
50,900			American Electric Power Company, Inc.	1,770,811
20,150			American States Water Company	713,511
61,100			Duke Energy Corporation	1,051,531
33,200			FPL Group, Inc.	1,753,624
73,650			MDU Resources Group, Inc.	1,738,140
130,300			NiSource, Inc.	2,004,014
36,800			ONEOK, Inc.	1,640,176
67,500			Portland General Electric Company	1,377,675
56,700			Southwest Gas Corporation	1,617,651
61,700			Vectren Corporation	1,522,756
21,700			Wisconsin Energy Corporation	1,081,311
				16,271,200
Total Value of Common Stocks (cost $294,391,290)				316,384,908
			PREFERRED STOCKS-.7%
			Telecommunication Services-.4%
49,800			AT&T, Inc., 6.375%, 2056	1,329,162
			Utilities-.3%
36,600			Entergy Louisiana, LLC, 7.6%, 2032	942,084
Total Value of Preferred Stock (cost $2,171,925)				2,271,246
			SHORT-TERM INVESTMENTS-5.8%
			Money Market Fund
$ 19,735	M		First Investors Cash Reserve Fund, .24% (cost $19,735,000)**	19,735,000
Total Value of Investments (cost $316,298,215)			100.0%	338,391,154
Excess of Liabilities Over Other Assets			-	(79,228)
Net Assets			100.0%	$338,311,926

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2009, the cost of investments for federal income tax purposes was $316,317,319. Accumulated net unrealized
appreciation on investments was $22,073,835, consisting of
$54,811,224 gross unrealized appreciation and $32,737,389 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$316,384,908	$-	$-	$316,384,908
Preferred Stocks	2,271,246	-	-	2,271,246
Money Market Fund	19,735,000	-	-	19,735,000
Total Investments in Securities*	$338,391,154	$-	$-	$338,391,154

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.7%
			Consumer Discretionary-9.5%
48,200			Best Buy Company, Inc.	$ 1,901,972
169,150			Comcast Corporation - Special Class "A"	2,708,091
106,100			H&R Block, Inc.	2,399,982
127,700			Home Depot, Inc.	3,694,361
42,800		*	Kohl's Corporation	2,308,204
161,000			Lowe's Companies, Inc.	3,765,790
50,100			McDonald's Corporation	3,128,244
29,000			NIKE, Inc. - Class "B"	1,916,030
49,700			Omnicom Group, Inc.	1,945,755
80,800			Staples, Inc.	1,986,872
48,200			Target Corporation	2,331,434
97,433			Time Warner, Inc.	2,839,198
70,600		*	Viacom, Inc. - Class "B"	2,098,938
143,400			Walt Disney Company	4,624,650
				37,649,521
			Consumer Staples-14.8%
100,000			Altria Group, Inc.	1,963,000
67,100			Avon Products, Inc.	2,113,650
32,215			Clorox Company	1,965,115
120,700			Coca-Cola Company	6,879,900
46,900			Costco Wholesale Corporation	2,775,073
112,100			CVS Caremark Corporation	3,610,741
68,300			Kimberly-Clark Corporation	4,351,393
128,024			Kraft Foods, Inc. - Class "A"	3,479,692
97,200			Kroger Company	1,995,516
116,000			PepsiCo, Inc.	7,052,800
94,900			Philip Morris International, Inc.	4,573,231
102,640			Procter & Gamble Company	6,223,063
112,100			Walgreen Company	4,116,312
136,130			Wal-Mart Stores, Inc.	7,276,149
				58,375,635
			Energy-10.3%
42,000			BP PLC (ADR)	2,434,740
106,600			Chevron Corporation	8,207,134
89,870			ConocoPhillips	4,589,661
35,200			Devon Energy Corporation	2,587,200
155,900			ExxonMobil Corporation	10,630,821
68,790			Halliburton Company	2,069,891
33,700			Hess Corporation	2,038,850
63,900			Marathon Oil Corporation	1,994,958
62,700			Schlumberger, Ltd.	4,081,143
23,251		*	Transocean, Ltd.	1,925,183
				40,559,581
			Financials-12.2%

45,800			ACE, Ltd.	2,308,320
65,300			Allstate Corporation	1,961,612
97,100			American Express Company	3,934,492
50,500			Ameriprise Financial, Inc.	1,960,410
170,236			Bank of America Corporation	2,563,754
134,287			Bank of New York Mellon Corporation	3,756,007
850		*	Berkshire Hathaway, Inc. - Class "B"	2,793,100
51,300			Capital One Financial Corporation	1,966,842
50,700			Chubb Corporation	2,493,426
135,100			Financial Select Sector SPDR Fund (ETF)	1,944,089
143,800			Hudson City Bancorp, Inc.	1,974,374
173,668			JPMorgan Chase & Company	7,236,746
89,500			Marsh & McLennan Companies, Inc.	1,976,160
65,300			Morgan Stanley	1,932,880
37,900			Northern Trust Corporation	1,985,960
57,700			Travelers Companies, Inc.	2,876,922
86,500			U.S. Bancorp	1,947,115
87,100			Wells Fargo & Company	2,350,829
				47,963,038
			Health Care-14.4%
120,100			Abbott Laboratories	6,484,199
69,900		*	Amgen, Inc.	3,954,243
146,300			Bristol-Myers Squibb Company	3,694,075
26,800			C.R. Bard, Inc.	2,087,720
48,800		*	Gilead Sciences, Inc.	2,112,064
184,800			Johnson & Johnson	11,902,968
31,300			McKesson Corporation	1,956,250
93,700			Medtronic, Inc.	4,120,926
88,700			Merck & Company. Inc.	3,241,098
75,300			Novartis AG (ADR)	4,098,579
345,178			Pfizer, Inc.	6,278,788
61,100		*	St. Jude Medical, Inc.	2,247,258
44,200			Teva Pharmaceutical Industries, Ltd. (ADR)	2,483,156
32,800		*	Zimmer Holdings, Inc.	1,938,808
				56,600,132
			Industrials-11.1%
48,700			3M Company	4,026,029
40,500			Danaher Corporation	3,045,600
70,700			Emerson Electric Company	3,011,820
434,100			General Electric Company	6,567,933
62,200			Honeywell International, Inc.	2,438,240
43,500			Illinois Tool Works, Inc.	2,087,565
45,100			ITT Corporation	2,243,274
41,000			Lockheed Martin Corporation	3,089,350
37,600			Northrop Grumman Corporation	2,099,960
46,500			Raytheon Company	2,395,680
64,725			Tyco International, Ltd.	2,309,388
36,600			United Parcel Service, Inc. - Class "B"	2,099,742
92,600			United Technologies Corporation	6,427,366
54,600			Waste Management, Inc.	1,846,026
				43,687,973
			Information Technology-18.2%
178,500		*	Activision Blizzard, Inc.	1,983,135
55,100		*	Adobe Systems, Inc.	2,026,578
17,400		*	Apple, Inc.	3,668,964
48,000			Automatic Data Processing, Inc.	2,055,360

272,200		*	Cisco Systems, Inc.	6,516,468
178,425		*	EMC Corporation	3,117,085
136,200			Hewlett-Packard Company	7,015,662
274,700			Intel Corporation	5,603,880
54,200			International Business Machines Corporation	7,094,780
510,745			Microsoft Corporation	15,572,615
149,200			Nokia Corporation - Class "A" (ADR)	1,917,220
179,000			Oracle Corporation	4,392,660
55,170			QUALCOMM, Inc.	2,552,164
108,800		*	Symantec Corporation	1,946,432
99,600			Texas Instruments, Inc.	2,595,576
103,000			Western Union Company	1,941,550
109,800		*	Yahoo!, Inc.	1,842,444
				71,842,573
			Materials-2.4%
89,900			Dow Chemical Company	2,483,937
90,600			DuPont (E.I.) de Nemours & Company	3,050,502
41,300			Newmont Mining Corporation	1,953,903
33,700			PPG Industries, Inc.	1,972,798
				9,461,140
			Telecommunication Services-3.0%
206,300			AT&T, Inc.	5,782,589
179,200			Verizon Communications, Inc.	5,936,896
				11,719,485
			Utilities-1.8%
62,500			American Electric Power, Inc.	2,174,375
165,500			Duke Energy Corporation	2,848,255
37,600			FPL Group, Inc.	1,986,032
				7,008,662
Total Value of Common Stocks (cost $307,878,140)				384,867,740
			SHORT-TERM INVESTMENTS-2.4%
			Money Market Fund
$9,435	M		First Investors Cash Reserve Fund, .24% (cost $9,435,000)	9,435,000
Total Value of Investments (cost $317,313,140)			100.1%	394,302,740
Excess of Liabilities Over Other Assets			(.1)	(479,694)
Net Assets			100.0%	$ 393,823,046

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund

At December 31, 2009, the cost of investments for federal
income tax purposes was $323,907,891. Accumulated net
unrealized appreciation on investments was $70,394,849,
consisting of $94,701,869 gross unrealized appreciation and
$24,307,020 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$384,867,740	$-	$-	$384,867,740
Money Market Fund	9,435,000	-	-	9,435,000
Total Investments in Securities*	$394,302,740	$-	$-	$394,302,740

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-15.1%
135,000		*	Big Lots, Inc.	$3,912,300
110,000			BorgWarner, Inc.	3,654,200
99,025			Brown Shoe Company, Inc.	977,377
25,000			Burger King Holdings, Inc.	470,500
195,000			CBS Corporation - Class "B"	2,739,750
155,000		*	CEC Entertainment, Inc.	4,947,600
146,250			Coach, Inc.	5,342,513
130,000		*	Corinthian Colleges, Inc.	1,790,100
180,000			GameStop Corporation - Class "A"	3,949,200
68,250			Genuine Parts Company	2,590,770
185,000			H&R Block, Inc.	4,184,700
200,000			Home Depot, Inc.	5,786,000
200,000		*	Jack in the Box, Inc.	3,934,000
175,000			Limited Brands, Inc.	3,367,000
215,000		*	Lincoln Educational Services Corporation	4,659,050
110,000			McDonald's Corporation	6,868,400
445,000		*	Morgans Hotel Group Company	2,015,850
365,000			Newell Rubbermaid, Inc.	5,478,650
60,000			NIKE, Inc. - Class "B"	3,964,200
48,750			Polo Ralph Lauren Corporation - Class "A"	3,947,775
400,000		*	Ruby Tuesday, Inc.	2,880,000
500		*	Rue21, Inc.	14,045
175,500			Staples, Inc.	4,315,545
105,002		*	Steiner Leisure, Ltd.	4,174,880
741,800			Stewart Enterprises, Inc. - Class "A"	3,820,270
54,900			Tupperware Brands Corporation	2,556,693
234,000			Wyndham Worldwide Corporation	4,719,780
				97,061,148
			Consumer Staples-15.0%
420,000			Altria Group, Inc.	8,244,600
100,000			Avon Products, Inc.	3,150,000
110,000		*	Chattem, Inc.	10,263,000
115,000			Coca-Cola Company	6,555,000
240,000			CVS Caremark Corporation	7,730,400
8,700		*	Dean Foods Company	156,948
60,000		*	Dole Food Company, Inc.	744,600
165,000			McCormick & Company, Inc.	5,961,450
347,700			Nu Skin Enterprises, Inc. - Class "A"	9,342,699
100,000			PepsiCo, Inc.	6,080,000
225,000			Philip Morris International, Inc.	10,842,750
90,562			Procter & Gamble Company	5,490,774
175,000			Safeway, Inc.	3,725,750
50,764			Tootsie Roll Industries, Inc.	1,389,918
250,000			Walgreen Company	9,180,000
146,250			Wal-Mart Stores, Inc.	7,817,062
				96,674,951

			Energy-7.5%
58,046			Anadarko Petroleum Corporation	3,623,231
368,625		*	Cal Dive International, Inc.	2,786,805
87,750			ConocoPhillips	4,481,393
100,000			ExxonMobil Corporation	6,819,000
6,920			Hugoton Royalty Trust	111,274
76,519			Marathon Oil Corporation	2,388,923
182,700			Noble Corporation	7,435,890
78,000			Sasol, Ltd. (ADR)	3,115,320
237,900			Suncor Energy, Inc.	8,400,249
53,208		*	Transocean, Ltd.	4,405,622
110,000			XTO Energy, Inc.	5,118,300
				48,686,007
			Financials-10.4%
50,700			American Express Company	2,054,364
140,000			Ameriprise Financial, Inc.	5,434,800
102,625			Astoria Financial Corporation	1,275,629
64,260			Bank of America Corporation	967,756
182,000			Brookline Bancorp, Inc.	1,803,620
63,745			Capital One Financial Corporation	2,443,983
61,150			Citigroup, Inc.	202,406
97,500			Discover Financial Services	1,434,225
550,000			Financial Select Sector SPDR Fund (ETF)	7,914,500
175,500			First Mercury Financial Corporation	2,406,105
48,750			Hartford Financial Services Group, Inc.	1,133,925
250,000			Hudson City Bancorp, Inc.	3,432,500
173,062			JPMorgan Chase & Company	7,211,494
88,725			KeyCorp	492,424
165,750			Morgan Stanley	4,906,200
410,000			New York Community Bancorp, Inc.	5,949,100
265,000			NewAlliance Bancshares, Inc.	3,182,650
200,000			SPDR KBW Regional Banking (ETF)	4,450,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	3,176,074
100,000			U.S. Bancorp	2,251,000
90,000			Urstadt Biddle Properties - Class "A" (REIT)	1,374,300
58,500			Webster Financial Corporation	694,395
110,450			Wells Fargo & Company	2,981,045
				67,172,495
			Health Care-13.6%
155,000			Abbott Laboratories	8,368,450
45,532		*	Amgen, Inc.	2,575,745
55,000			Baxter International, Inc.	3,227,400
100,000			Becton, Dickinson & Company	7,886,000
65,000		*	Cephalon, Inc.	4,056,650
70,000		*	Genzyme Corporation	3,430,700
120,000		*	Gilead Sciences, Inc.	5,193,600
170,625			Johnson & Johnson	10,989,956
70,000		*	Laboratory Corporation of America Holdings	5,238,800
133,125			Medtronic, Inc.	5,854,838
97,500			Merck & Company. Inc.	3,562,650
145,000			Perrigo Company	5,776,800
414,375			Pfizer, Inc.	7,537,481
160,000		*	PSS World Medical, Inc.	3,611,200
121,875			Sanofi-Aventis (ADR)	4,786,031
65,000		*	St. Jude Medical, Inc.	2,390,700
65,000		*	Thermo Fisher Scientific, Inc.	3,099,850
				87,586,851
			Industrials-14.0%

78,000			3M Company	6,448,260
130,000		*	AAR Corporation	2,987,400
82,485			Alexander & Baldwin, Inc.	2,823,462
129,382		*	Altra Holdings, Inc.	1,597,868
175,000		*	Armstrong World Industries, Inc.	6,812,750
61,200			Baldor Electric Company	1,719,108
97,500		*	BE Aerospace, Inc.	2,291,250
35,000			Burlington Northern Santa Fe Corporation	3,451,700
175,500			Chicago Bridge & Iron Company NV - NY Shares	3,548,610
155,000		*	DynCorp International, Inc. - Class "A"	2,224,250
115,000		*	Esterline Technologies Corporation	4,688,550
219,375			General Electric Company	3,319,144
50,000			Harsco Corporation	1,611,500
136,500			Honeywell International, Inc.	5,350,800
121,875			IDEX Corporation	3,796,406
55,000			Lockheed Martin Corporation	4,144,250
100,000		*	Mistras Group, Inc.	1,506,000
216,450		*	Mobile Mini, Inc.	3,049,780
60,000			Northrop Grumman Corporation	3,351,000
142,888		*	PGT, Inc.	300,065
96,743		*	Pinnacle Airlines Corporation	665,592
95,000			Raytheon Company	4,894,400
78,900			Republic Services, Inc.	2,233,659
300,100			TAL International Group, Inc.	3,970,323
175,000			Textainer Group Holdings, Ltd.	2,957,500
97,500			Tyco International, Ltd.	3,478,800
100,000			United Technologies Corporation	6,941,000
				90,163,427
			Information Technology-15.9%
450,000		*	Brocade Communications Systems, Inc.	3,433,500
68,000		*	CACI International, Inc. - Class "A"	3,321,800
200,000		*	Cisco Systems, Inc.	4,788,000
361,725		*	EMC Corporation	6,319,336
75,000			Harris Corporation	3,566,250
150,000			Hewlett-Packard Company	7,726,500
180,375			Intel Corporation	3,679,650
108,525			International Business Machines Corporation	14,205,922
450,000			Microsoft Corporation	13,720,500
300,000			National Semiconductor Corporation	4,608,000
170,000		*	NCI, Inc. - Class "A"	4,700,500
308,125			Nokia Corporation - Class "A" (ADR)	3,959,406
248,625		*	Parametric Technology Corporation	4,062,532
156,000			QUALCOMM, Inc.	7,216,560
245,600		*	SRA International, Inc. - Class "A"	4,690,960
425,625		*	Symantec Corporation	7,614,431
195,000			Western Union Company	3,675,750
60,000			Xilinx, Inc.	1,503,600
				102,793,197
			Materials-4.2%
175,000			Bemis Company, Inc.	5,188,750
125,000			Celanese Corporation - Series "A"	4,012,500
80,000		*	Freeport-McMoRan Copper & Gold, Inc.	6,423,200
25,000			Olin Corporation	438,000
40,000			Praxair, Inc.	3,212,400
229,125			RPM International, Inc.	4,658,111
166,250			Temple-Inland, Inc.	3,509,538
				27,442,499
			Telecommunication Services-2.5%

234,000			AT&T, Inc.	6,559,020
280,000			Verizon Communications, Inc.	9,276,400
				15,835,420
			Utilities-.8%
100,000			Atmos Energy Corporation	2,940,000
48,371			Consolidated Edison, Inc.	2,197,495
				5,137,495
Total Value of Common Stocks (cost $588,472,461)				638,553,490
			SHORT-TERM INVESTMENTS-.8%
			Money Market Fund
$5,065	M		First Investors Cash Reserve Fund, .24% (cost $5,065,000)**	5,065,000
Total Value of Investments (cost $593,537,461)			99.8%	643,618,490
Other Assets, Less Liabilities			.2	1,135,019
Net Assets			100.0%	$ 644,753,509

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2009, the cost of investments for federal income tax purposes was $596,613,749. Accumulated net unrealized
appreciation on investments was $47,004,741, consisting of
$131,324,269 gross unrealized appreciation and $84,319,528
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$638,553,490	$-	$-	$638,553,490
Money Market Fund	5,065,000	-	-	5,065,000
Total Investments in Securities*	$643,618,490	$-	$-	$643,618,490

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.1%
			United States-43.3%
32,580			Abbott Laboratories	$1,758,993
13,200			Accenture PLC	547,800
14,140			ACE, Ltd.	712,656
18,400			Aflac, Inc.	851,000
10,000		*	Alliance Data Systems Corporation	645,900
26,900			American Electric Power Company, Inc.	935,851
43,300			Ameriprise Financial, Inc.	1,680,906
16,780		*	Amgen, Inc.	949,244
30,100			Analog Devices, Inc.	950,558
39,460			Apache Corporation	4,071,087
13,400		*	Apollo Group, Inc. - Class "A"	811,772
3,750		*	Apple, Inc.	790,725
68,800			Assured Guaranty, Ltd.	1,497,088
97,175			AT&T, Inc.	2,723,815
78,265			Bank of America Corporation	1,178,671
8,700			Best Buy Company, Inc.	343,302
9,345			Boeing Company	505,844
12,800		*	Cephalon, Inc.	798,848
151,990		*	Cisco Systems, Inc.	3,638,640
53,840			Coach, Inc.	1,966,775
9,460			Consol Energy, Inc.	471,108
74,630			Corning, Inc.	1,441,105
31,095			Covidien PLC	1,489,140
16,300			CVS Caremark Corporation	525,023
17,800			Deere & Company	962,802
34,500		*	eBay, Inc.	812,130
11,060			Eli Lilly & Company	394,953
150,325		*	EMC Corporation	2,626,177
7,900			Exelon Corporation	386,073
56,035			ExxonMobil Corporation	3,821,026
17,760			FedEx Corporation	1,482,072
13,400			lowserve Corporation	1,266,702
4,900			Freeport-McMoRan Copper & Gold, Inc.	393,421
18,100		*	GameStop Corporation - Class "A"	397,114
160,000			General Electric Company	2,420,800
7,245			Goldman Sachs Group, Inc.	1,223,245
4,790		*	Google, Inc. - Class "A"	2,969,704
22,200			H.J. Heinz Company	949,272
22,931			Halliburton Company	689,993
58,545			Hartford Financial Services Group, Inc.	1,361,757
49,860			Hewlett-Packard Company	2,568,289

60,875			Honeywell International, Inc.	2,386,300
12,470			Ingersoll-Rand PLC	445,678
19,250			Intel Corporation	392,700
13,990			International Business Machines Corporation	1,831,291
29,530			JPMorgan Chase & Company	1,230,515
4,915		*	Kohl's Corporation	265,066
49,835			Lowe's Companies, Inc.	1,165,641
7,125			Marathon Oil Corporation	222,443
17,595			Martin Marietta Materials, Inc.	1,573,169
31,635			Maxim Integrated Products, Inc.	642,191
15,000			McDonald's Corporation	936,600
9,565			Medtronic, Inc.	420,669
55,605			Merck & Company. Inc.	2,031,807
19,900		*	Micron Technology, Inc.	210,144
105,920			Microsoft Corporation	3,229,501
14,790			Mosaic Company	883,407
45,800			Noble Corporation	1,864,060
11,500			Noble Energy, Inc.	819,030
34,590			Nordstrom, Inc.	1,299,892
101,665			Oracle Corporation	2,494,859
52,370			PepsiCo, Inc.	3,184,096
189,654			Pfizer, Inc.	3,449,806
35,280			Philip Morris International, Inc.	1,700,143
2,700			Potash Corp. of Saskatchewan, Inc.	292,950
19,045			Precision Castparts Corporation	2,101,616
59,135			Procter & Gamble Company	3,585,355
46,820			QUALCOMM, Inc.	2,165,893
7,400			Rio Tinto PLC (ADR)	1,593,886
61,250		*	St. Jude Medical, Inc.	2,252,775
45,390			Staples, Inc.	1,116,140
9,480			Texas Instruments, Inc.	247,049
21,095		*	Thermo Fisher Scientific, Inc.	1,006,021
13,903		*	Transocean, Ltd.	1,151,168
24,520		*	Ultra Petroleum Corporation	1,222,567
67,820			UnitedHealth Group, Inc.	2,067,154
4,450			Valmont Industries, Inc.	349,103
49,095			Wal-Mart Stores, Inc.	2,624,128
103,210			Wells Fargo & Company	2,785,638
22,000		*	WESCO International, Inc.	594,220
63,835			Western Union Company	1,203,290
7,100		*	Whiting Petroleum Corporation	507,437
45,000			Yamana Gold, Inc.	512,100
				116,068,879
			United Kingdom-13.9%
29,232			AstraZeneca PLC	1,373,532
21,500			AstraZeneca PLC (ADR)	1,009,210
222,273			Barclays PLC	979,230
172,378			BG Group PLC	3,111,847
305,650			BP PLC	2,950,785
322,630		*	British Airways PLC	970,150
347,705		*	GKN PLC	651,104
420,707			HSBC Holdings PLC	4,798,553

105,808			Imperial Tobacco Group PLC	3,337,256
101,144			Pearson PLC	1,449,893
92,706		*	Persimmon PLC	700,869
288,910			Rexam PLC	1,350,336
90,969			Rio Tinto PLC	4,910,993
70,532			Standard Chartered PLC	1,780,267
199,069			Thomas Cook Group PLC	735,241
41,854		*	Wolseley PLC	837,608
238,320			WPP PLC	2,330,347
221,420		*	Xstrata PLC	3,948,428
				37,225,649
			Switzerland-7.6%
52,045			ABB, Ltd. (ADR)	994,060
46,672			Compagnie Financiere Richemont SA	1,570,496
43,589			Julius Baer Group, Ltd.	1,533,995
14,949			Kuehne & Nagel International AG	1,454,464
60,893			Nestle SA - Registered	2,957,360
18,472			Roche Holding AG - Genusscheine	3,161,089
9,879			Synthes, Inc.	1,295,902
153,290		*	UBS AG - Registered	2,377,528
323,200		*	UBS AG - Registered	5,036,351
				20,381,245
			Japan-6.0%
26,700			Eisai Company, Ltd.	982,079
192,000			Fujitsu, Ltd.	1,246,310
290,000			Hino Motors, Ltd.	1,003,786
558			Japan Tobacco, Inc.	1,884,893
357			KDDI Corporation	1,891,739
94,000			Konica Minolta Holdings, Inc.	969,107
470,400			Mitsubishi UFJ Financial Group, Inc.	2,318,085
96,400			Mitsui & Co., Ltd.	1,368,129
63,000			Nikon Corporation	1,244,562
8,400			OSAKA Titanium Technologies Company, Ltd.	231,602
44,100			Panasonic Corporation	635,154
39,000			Softbank Corporation	914,659
36,500			Sumitomo Mitsui Financial Group, Inc.	1,047,831
17,400			TOHO Titanium Company, Ltd.	264,856
				16,002,792
			Germany-3.6%
57,150			Daimler AG	3,041,638
38,469			Deutsche Post AG	747,688
22,241			HeidelbergCement AG	1,524,307
19,898			MAN SE	1,543,226
27,307			SAP AG	1,306,051
17,591			Siemens AG	1,619,710
				9,782,620
			France-2.9%
26,040			BNP Paribas	2,067,158
44,759			Danone SA	2,746,090
50,411			Safran SA	985,814

16,866			Schneider Electric SA	1,962,685
				7,761,747
			Hong Kong-2.9%
387,000			Cathay Pacific Airways, Ltd.	718,632
250,027			Esprit Holdings, Ltd.	1,658,707
381,000			Hang Lung Properties, Ltd.	1,493,529
590,888			Shangri-La Asia, Ltd.	1,106,985
183,000			Sun Hung Kai Properties, Ltd.	2,720,821
				7,698,674
			China-2.8%
675		*	Baidu.com, Inc. (ADR)	277,580
1,007,000			China Construction Bank Corporation	860,053
368,000			China Life Insurance Co., Ltd.	1,800,574
6,100		*	Ctrip.com International, Ltd. (ADR)	438,346
1,893,000			Industrial and Commercial Bank of China, Ltd.	1,558,875
4,300		*	NetEase.com, Inc. (ADR)	161,723
3,300		*	Perfect World Company, Ltd. (ADR)	130,152
19,700			PetroChina Company, Ltd. (ADR)	2,343,512
				7,570,815
			Canada-2.4%
11,000			Agrium, Inc.	676,500
29,075			Barrick Gold Corporation	1,144,974
24,600			Potash Corporation of Saskatchewan, Inc.	2,677,642
56,300			Suncor Energy, Inc.	1,992,935
				6,492,051
			South Africa-1.3%
12,166			Anglo Platinum, Ltd.	1,301,858
82,762			Impala Platinum Holdings, Ltd.	2,267,229
				3,569,087
			Netherlands-1.3%
133,823		*	ING Groep NV - CVA	1,289,839
128,764			Koninklijke (Royal) KPN NV	2,190,482
				3,480,321
			Ireland-1.1%
94,840			CRH PLC	2,594,459
15,800		*	Ryanair Holdings PLC (ADR)	423,756
				3,018,215
			Israel-1.1%
53,200			Teva Pharmaceutical Industries, Ltd. (ADR)	2,988,776
			Spain-1.0%
74,155			Banco Santander SA	1,226,405
25,687			Red Electrica Corporacion SA	1,434,587
				2,660,992
			Brazil-1.0%
47,600			Banco Bradesco SA (ADR)	1,041,012
20,245			Companhia Energetica de Minas Gerais (ADR)	365,625
49,500			Cyrela Brazil Realty S.A.	695,703
9,300			Petroleo Brasileiro SA (ADR)	443,424
				2,545,764
			Sweden-.7%
130,503			Atlas Copco AB	1,922,286

			Mexico-.6%
34,600			America Movil SA de CV (ADR) - Series "L"	1,625,508
			Turkey-.6%
382,324			Turkiye Garanti Bankasi A.S.	1,621,983
			Greece-.6%
62,266		*	National Bank of Greece SA	1,601,060
			Denmark-.5%
77,767		*	DSV A/S	1,410,610
			Taiwan-.5%
145,756			Hon Hai Precision Industry Co., Ltd. - Registered (GRD)	1,348,243
741			HTC Corporation	33,963
				1,382,206
			Norway-.2%
15,050			Frontline Ltd.	411,166
			India-.1%
2,800			HDFC Bank, Ltd.	364,224
			Malaysia-.1%
487,600		*	Airasia Berhad	195,757
Total Value of Common Stocks (cost $210,893,576)				257,782,427
			PREFERRED STOCKS-1.1%
			Brazil
19,600			Gerdau SA	327,641
112,882			Itau Unibanco Holdings SA (ADR)	2,578,225
				2,905,866
			United States-.0%
5,500			Bank of America Corporation 10%, 2049	82,060
Total Value of Preferred Stocks (cost $2,530,612)				2,987,926
			SHORT-TERM INVESTMENTS-3.2%
			Money Market Fund
$8,465	M		First Investors Cash Reserve Fund, .24% (cost $8,465,000)**	8,465,000
Total Value of Investments (cost $221,889,188)			100.4%	269,235,353
Excess of Liabilities Over Other Assets			(4)	(1,127,244)
Net Assets			100.0%	$ 268,108,109

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts

At December 31, 2009, the cost of investments for federal income tax purposes was $232,616,509. Accumulated net unrealized
appreciation on investments was $36,618,844, consisting of
$42,531,492 gross unrealized appreciation and $5,912,648 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$162,828,729	$97,941,624	$-	$260,770,353
Preferred Stocks	-	-	-	-
Rights	-	-	-	-
Money Market Fund	8,465,000	-	-	8,465,000
Total Investments in Securities*	$171,293,729	$97,941,624	$-	$269,235,353

* The Portfolio of Investments provides information on the country categorization for the portfolio.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.1%
			Consumer Discretionary-10.4%
54,700		*	Apollo Group, Inc. - Class "A"	$ 3,313,726
66,400			McDonald's Corporation	4,146,016
102,300			Ross Stores, Inc.	4,369,233
17,795			Strayer Education, Inc.	3,781,260
93,400		*	WMS Industries, Inc.	3,736,000
				19,346,235
			Consumer Staples-12.2%
84,100			Brown-Forman Corporation - Class "B"	4,505,237
87,700			Church & Dwight Company, Inc.	5,301,465
52,780			Colgate-Palmolive Company	4,335,877
82,700			Wal-Mart Stores, Inc.	4,420,315
150,600		*	Whole Foods Market, Inc.	4,133,970
				22,696,864
			Energy-6.2%
68,400			ConocoPhillips	3,493,188
54,400			ExxonMobil Corporation	3,709,536
90,900		*	Newfield Exploration Company	4,384,107
				11,586,831
			Financials-12.9%
125,800			American Express Company	5,097,416
117,500			Capital One Financial Corporation	4,504,950
44,200			Franklin Resources, Inc.	4,656,470
25,600			Goldman Sachs Group, Inc.	4,322,304
102,000			PNC Financial Services Group, Inc.	5,384,580
				23,965,720
			Health Care-13.6%
93,500			Abbott Laboratories	5,048,065
184,500			Bristol-Myers Squibb Company	4,658,625
60,700		*	Express Scripts, Inc.	5,247,515
79,400			McKesson Corporation	4,962,500
169,900		*	Valeant Pharmaceuticals International	5,401,121
				25,317,826
			Industrials-8.7%
105,300			Avery Dennison Corporation	3,842,397
287,500		*	GrafTech International, Ltd.	4,470,625
100,700			Illinois Tool Works, Inc.	4,832,593
84,652		*	Thomas & Betts Corporation	3,029,695
				16,175,310
			Information Technology-30.1%
27,900		*	Apple, Inc.	5,882,994
128,400		*	BMC Software, Inc.	5,148,840
208,100		*	Cisco Systems, Inc.	4,981,914

94,300			Hewlett-Packard Company	4,857,393
248,800			Intel Corporation	5,075,520
34,900			International Business Machines Corporation	4,568,410
103,700			Lender Processing Services	4,216,442
114,735		*	McAfee, Inc.	4,654,799
191,280		*	Red Hat, Inc.	5,910,552
235,500		*	SAIC, Inc.	4,460,370
142,100		*	Western Digital Corporation	6,273,715
				56,030,949
			Materials-5.0%
63,700		*	Freeport-McMoRan Copper & Gold, Inc.	5,114,473
178,000		*	Pactiv Corporation	4,296,920
				9,411,393
Total Value of Common Stocks (cost $160,453,572)				184,531,128
			SHORT-TERM INVESTMENTS-.8%
			Money Market Fund
$1,625	M		First Investors Cash Reserve Fund, .24% (cost $1,625,000)**	1,625,000
Total Value of Investments (cost $162,078,572)			99.9%	186,156,128
Other Assets, Less Liabilities			.1	103,207
Net Assets			100.0%	$ 186,259,335

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

At December 31, 2009, the cost of investments for federal income tax purposes was $162,078,572. Accumulated net unrealized
appreciation on investments was $24,077,556, consisting of
$26,588,901 gross unrealized appreciation and $2,511,345 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$184,531,128	$-	$-	$184,531,128
Money Market Fund	1,625,000	-	-	1,625,000
Total Investments in Securities*	$186,156,128	$-	$-	$186,156,128

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.8%
			Consumer Discretionary-17.2%
75,000			American Greetings Corporation - Class "A"	$ 1,634,250
105,000		*	Big Lots, Inc.	3,042,900
60,000			BorgWarner, Inc.	1,993,200
25,000			Burger King Holdings, Inc.	470,500
65,000		*	CEC Entertainment, Inc.	2,074,800
159,000			Cinemark Holdings, Inc.	2,284,830
142,500			Coach, Inc.	5,205,525
200,000		*	Corinthian Colleges, Inc.	2,754,000
90,000		*	Dreamworks Animation SKG, Inc. - Class "A"	3,595,500
145,000		*	GameStop Corporation - Class "A"	3,181,300
110,000			H&R Block, Inc.	2,488,200
140,000		*	Jack in the Box, Inc.	2,753,800
145,000			Limited Brands, Inc.	2,789,800
120,000		*	Lincoln Educational Services Corporation	2,600,400
295,000		*	Morgans Hotel Group Company	1,336,350
50,000			Nordstrom, Inc.	1,879,000
52,500			Polo Ralph Lauren Corporation - Class "A"	4,251,450
150,000		*	Ruby Tuesday, Inc.	1,080,000
617,200			Stewart Enterprises, Inc. - Class "A"	3,178,580
135,000		*	Tempur-Pedic International, Inc.	3,190,050
135,000			Tiffany & Company	5,805,000
48,600			Tupperware Brands Corporation	2,263,302
125,000		*	Warnaco Group, Inc.	5,273,750
135,000			Wolverine World Wide, Inc.	3,674,700
				68,801,187
			Consumer Staples-7.4%
50,000		*	Chattem, Inc.	4,665,000
230,900		*	Dean Foods Company	4,165,436
50,000		*	Dole Food Company, Inc.	620,500
110,000			McCormick & Company, Inc.	3,974,300
173,000			Nu Skin Enterprises, Inc. - Class "A"	4,648,510
40,000			Philip Morris International, Inc.	1,927,600
115,000			Safeway, Inc.	2,448,350
425,000			Sara Lee Corporation	5,176,500
75,169			Tootsie Roll Industries, Inc.	2,058,127
				29,684,323
			Energy-8.4%
335,000		*	Cal Dive International, Inc.	2,532,600
37,500		*	Dril-Quip, Inc.	2,118,000
40,000			EOG Resources, Inc.	3,892,000
43,000			Hess Corporation	2,601,500
110,000			National-Oilwell Varco, Inc.	4,849,900
110,000		*	Plains Exploration & Production Company	3,042,600
225,000			Talisman Energy, Inc.	4,194,000

52,500		*	Transocean, Ltd.	4,347,000
190,000		*	Weatherford International, Ltd.	3,402,900
55,000			XTO Energy, Inc.	2,559,150
				33,539,650
			Financials-13.6%
130,000			Ameriprise Financial, Inc.	5,046,600
75,000			City National Corporation	3,420,000
130,000			Discover Financial Services	1,912,300
150,000			Douglas Emmett, Inc. (REIT)	2,137,500
32,500			Federal Realty Investment Trust (REIT)	2,200,900
450,000			Financial Select Sector SPDR Fund (ETF)	6,475,500
210,000			Hudson City Bancorp, Inc.	2,883,300
185,000			Lazard, Ltd. - Class "A"	7,024,450
165,000		*	Nasdaq OMX Group, Inc.	3,270,300
165,000			New York Community Bancorp, Inc.	2,394,150
235,000			NewAlliance Bancshares, Inc.	2,822,350
150,000			Protective Life Corporation	2,482,500
185,000			SPDR KBW Regional Banking (ETF)	4,116,250
268,905		*	Sunstone Hotel Investors, Inc. (REIT)	2,387,877
195,000			Waddell & Reed Financial, Inc. - Class "A"	5,955,300
				54,529,277
			Health Care-16.4%
72,500			Beckman Coulter, Inc.	4,744,400
57,500		*	Cephalon, Inc.	3,588,575
90,000		*	Cubist Pharmaceutical, Inc.	1,707,300
75,000			DENTSPLY International, Inc.	2,637,750
62,500		*	Gilead Sciences, Inc.	2,705,000
300,000		*	King Pharmaceuticals, Inc.	3,681,000
67,500		*	Laboratory Corporation of America Holdings	5,051,700
67,500			McKesson Corporation	4,218,750
65,000		*	Mettler-Toledo International, Inc.	6,824,350
130,000			Perrigo Company	5,179,200
210,000		*	PSS World Medical, Inc.	4,739,700
145,000		*	Sirona Dental Systems, Inc.	4,602,300
55,000		*	St. Jude Medical, Inc.	2,022,900
95,000		*	Thermo Fisher Scientific, Inc.	4,530,550
325,000		*	Warner Chilcott PLC - Class "A"	9,252,750
				65,486,225
			Industrials-12.1%
108,000		*	AAR Corporation	2,481,840
165,300		*	Argon ST, Inc.	3,590,316
125,000		*	Armstrong World Industries, Inc.	4,866,250
159,500			Baldor Electric Company	4,480,355
140,000			Chicago Bridge & Iron Company NV - NY Shares	2,830,800
235,000		*	DynCorp International, Inc. - Class "A"	3,372,250
100,000		*	Esterline Technologies Corporation	4,077,000
43,000			Harsco Corporation	1,385,890
160,000			IDEX Corporation	4,984,000
82,500			J.B. Hunt Transport Services, Inc.	2,662,275
85,000		*	Mistras Group, Inc.	1,280,100
220,000		*	Mobile Mini, Inc.	3,099,800
110,900			Republic Services, Inc.	3,139,579
100,000			Rolls-Royce Group PLC (ADR)	3,901,000
40,000			Roper Industries, Inc.	2,094,800
				48,246,255
			Information Technology-10.9%
405,000		*	Brocade Communications Systems, Inc.	3,090,150
65,000		*	CACI International, Inc. - Class "A"	3,175,250

20,000		*	Echo Global Logistics, Inc.	253,800
130,000		*	FEI Company	3,036,800
95,000		*	Fiserv, Inc.	4,605,600
50,000			Harris Corporation	2,377,500
75,000		*	Intuit, Inc.	2,303,250
250,000			National Semiconductor Corporation	3,840,000
183,700		*	SRA International, Inc. - Class A	3,508,670
90,000		*	Sybase, Inc.	3,906,000
297,725		*	Symantec Corporation	5,326,300
250,000			Technology Select Sector SPDR Fund (ETF)	5,717,500
60,000		*	Western Digital Corporation	2,649,000
				43,789,820
			Materials-6.8%
110,000			Agrium, Inc.	6,765,000
50,000			Allegheny Technologies, Inc.	2,238,500
125,000			Bemis Company, Inc.	3,706,250
50,000		*	Freeport-McMoRan Copper & Gold, Inc.	4,014,500
275,000		*	Globe Specialty Metals, Inc.	2,585,000
25,000			Olin Corporation	438,000
40,000			Praxair, Inc.	3,212,400
80,000			Sigma-Aldrich Corporation	4,042,400
				27,002,050
			Telecommunication Services-1.5%
250,000			Frontier Communications Corporation	1,952,500
220,000			NTELOS Holdings Corporation	3,920,400
				5,872,900
			Utilities-5.5%
111,000			AGL Resources, Inc.	4,048,170
90,000			EQT Corporation	3,952,800
171,700			Portland General Electric Company	3,504,397
125,000			SCANA Corporation	4,710,000
120,000			Wisconsin Energy Corporation	5,979,600
				22,194,967
Total Value of Common Stocks (cost $363,087,677)				399,146,654
			SHORT-TERM INVESTMENTS-.1%
			Money Market Fund
$ 310	M		First Investors Cash Reserve Fund, .24% (cost $310.000)**	310,000
Total Value of Investments (cost $363,397,677)			99.9%	399,456,654
Other Assets, Less Liabilities			.1	432,075
Net Assets			100.0%	$ 399,888,729

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2009, the cost of investments for federal
income tax purposes was $363,400,303. Accumulated net
unrealized appreciation on investments was $36,056,351,
consisting of $79,062,125 gross unrealized appreciation and
$43,005,774 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$399,146,654	$-	$-	$399,146,654
Money Market Fund	310,000	-	-	310,000
Total Investments in Securities*	$399,456,654	$-	$-	$399,456,654

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-91.8%
			Consumer Discretionary-11.9%
250,700			American Eagle Outfitters, Inc.	$ 4,256,886
81,000		*	Big Lots, Inc.	2,347,380
158,100		*	Career Education Corporation	3,685,311
326,800			Foot Locker, Inc.	3,640,552
142,600		*	GameStop Corporation - Class "A"	3,128,644
123,600			Hasbro, Inc.	3,962,616
214,600		*	Pacific Sunwear of California, Inc.	854,108
101,500			Phillips Van-Heusen Corporation	4,129,020
392,100			Regal Entertainment Group - Class "A"	5,661,924
				31,666,441
			Consumer Staples-9.9%
81,100		*	American Italian Pasta Company - Class "A"	2,821,469
68,650			Church & Dwight Company, Inc.	4,149,892
136,400			Corn Products International, Inc.	3,986,972
311,300			Dole Food Company, Inc.	3,863,233
142,000			Flowers Foods, Inc.	3,373,920
168,700		*	Fresh Del Monte Produce, Inc.	3,728,270
72,400			J. M. Smucker Company	4,470,700
				26,394,456
			Energy-8.3%
237,398			EXCO Resources, Inc.	5,039,960
268,812		*	Matrix Service Company	2,862,848
115,300		*	Plains Exploration & Production Company	3,189,198
359,600		*	Resolute Energy Corporation	4,142,592
111,500			St. Mary Land & Exploration Company	3,817,760
42,300		*	Whiting Petroleum Corporation	3,023,181
				22,075,539
			Financials-16.9%
16,232		*	Alleghany Corporation	4,480,032
107,700			American Financial Group, Inc.	2,687,115
502,400			Anworth Mortgage Asset Corporation (REIT)	3,516,800
48,400			Everest Re Group, Ltd.	4,146,912
244,400		*	EZCORP, Inc. - Class "A"	4,206,124
112,900			Harleysville Group, Inc.	3,589,091
252,000		*	Hilltop Holdings, Inc.	2,933,280
193,200		*	Jefferies Group, Inc.	4,584,636
7,000		*	Markel Corporation	2,380,000
477,400			MFA Financial, Inc. (REIT)	3,508,890
9,752			National Western Life Insurance Company - Class "A"	1,693,142
78,000		*	Piper Jaffray Companies, Inc.	3,947,580
236,200			Walter Investment Management Corporation (REIT)	3,384,746
				45,058,348

			Health Care-13.0%
158,100		*	AMERIGROUP Corporation	4,262,376
236,200		*	Endo Pharmaceuticals Holdings, Inc.	4,844,462
81,000		*	Life Technologies Corporation	4,230,630
107,800		*	Lincare Holdings, Inc.	4,001,536
140,800		*	Magellan Health Services, Inc.	5,734,784
63,000		*	MEDNAX, Inc.	3,787,560
225,300			PerkinElmer, Inc.	4,638,927
117,200			STERIS Corporation	3,278,084
				34,778,359
			Industrials-6.9%
43,200		*	Alliant Techsystems, Inc.	3,813,264
75,200			Curtiss-Wright Corporation	2,355,264
125,800		*	DXP Enterprises, Inc.	1,644,206
164,000		*	EMCOR Group, Inc.	4,411,600
36,500			Precision Castparts Corporation	4,027,775
90,800			Robbins & Myers, Inc.	2,135,616
				18,387,725
			Information Technology-13.2%
696,700		*	Compuware Corporation	5,037,141
361,000		*	Convergys Corporation	3,880,750
432,700			EarthLink, Inc.	3,595,737
143,500			Fair Isaac Corporation	3,057,985
108,500		*	MICROS Systems, Inc.	3,366,755
223,200		*	QLogic Corporation	4,211,784
101,100		*	Sybase, Inc.	4,387,740
367,300		*	Verigy, Ltd.	4,727,151
361,000		*	Vishay Intertechnology, Inc.	3,014,350
				35,279,393
			Materials-7.0%
66,500			AptarGroup, Inc.	2,376,710
48,700			Compass Minerals International, Inc.	3,272,153
272,024			Innospec, Inc.	2,744,722
180,700			Olin Corporation	3,165,864
108,200			Sensient Technologies Corporation	2,845,660
71,200			Silgan Holdings, Inc.	4,121,056
				18,526,165
			Telecommunication Services-3.8%
321,500		*	Iridium Communications, Inc.	2,581,645
546,400		*	Premiere Global Services, Inc.	4,507,800
102,675			Telephone & Data Systems, Inc. - Special Shares	3,100,785
				10,190,230
			Utilities-.9%
160,900			CMS Energy Corporation	2,519,694
Total Value of Common Stocks (cost $209,100,829)				244,876,350
			SHORT-TERM INVESTMENTS-7.0%
			Money Market Fund
$ 18,586	M		First Investors Cash Reserve Fund, .24% (cost $18,586,000)**	18,586,000
Total Value of Investments (cost $227,686,829)			98.8%	263,462,350
Other Assets, Less Liabilities			1.2	3,086,478
Net Assets			100.0%	$ 266,548,828

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At December 31, 2009, the cost of investments for federal income tax purposes was $229,101,121. Accumulated net unrealized
appreciation on investments was $34,361,229, consisting of
$42,673,496 gross unrealized appreciation and $8,312,267 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$244,876,350	$-	$-	$244,876,350
Money Market Fund	18,586,000	-	-	18,586,000
Total Investments in Securities*	$263,462,350	$-	$-	$263,462,350

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2009

Shares or
Prinicpal
Amount		Security	Value
		COMMON STOCKS-95.5%
		United Kingdom-24.7%
209,621		Amlin PLC	$ 1,210,117
48,635		BG Group PLC	877,981
184,530		British American Tobacco PLC	5,989,190
153,109		Capita Group PLC	1,850,926
84,675		De La Rue PLC	1,345,516
152,062		Diageo PLC	2,652,331
144,497		G4S PLC	605,542
170,430		Imperial Tobacco Group PLC	5,375,477
70,948		Reckitt Benckiser Group PLC	3,839,609
97,961		Scottish and Southern Energy PLC	1,833,222
578,096		Tesco PLC	3,987,316
			29,567,227
		India-13.7%
17,057		Bharat Heavy Electricals, Ltd.	878,097
219,255		Cipla, Ltd.	1,572,633
140,500		HDFC Bank, Ltd.	5,119,458
269,116		Hindustan Unilever, Ltd.	1,525,234
82,456		Housing Development Finance Corporation, Ltd.	4,717,723
344,220		ITC, Ltd.	1,848,526
12,924		Nestle India, Ltd.	706,198
			16,367,869
		Switzerland-12.5%
269		Lindt & Spruengli AG	577,930
99,920		Nestle SA - Registered	4,852,764
58,693		Novartis AG - Registered	3,207,351
28,200		Roche Holding AG - Genusscheine	4,825,829
11,830		Synthes, Inc.	1,551,829
			15,015,703
		Australia-5.4%
98,963		Coca-Cola Amatil, Ltd.	1,021,616
107,717		QBE Insurance Group, Ltd.	2,461,161
117,558		Woolworths, Ltd.	2,952,077
			6,434,854
		Spain-5.3%
156,233		Enagas	3,466,296
51,900		Red Electrica Corporacion SA	2,898,550
			6,364,846
		Brazil-5.1%
160,000		Cielo SA	1,407,985

56,600		CPFL Energia SA	1,146,481
99,700		Redecard SA	1,658,616
58,130		Souza Cruz SA	1,926,107
			6,139,189
		United States-4.7%
116,007		Philip Morris International, Inc.	5,590,377
		France-4.0%
35,058		Essilor International SA	2,098,617
41,890		Total SA	2,692,829
			4,791,446
		Canada-3.6%
17,812		Canadian Natural Resources, Ltd.	1,285,672
46,485		Power Corporation of Canada	1,291,657
40,899		Shoppers Drug Mart Corporation	1,770,788
			4,348,117
		Germany-3.3%
7,284		Deutsche Boerse AG	602,854
11,882		Fresenius Medical Care AG & Company	632,194
7,012		Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,095,107
16,229		RWE AG	1,582,472
			3,912,627
		Denmark-3.2%
59,689		Novo Nordisk A/S - Series "B"	3,814,028
		Netherlands-2.8%
28,261		Core Laboratories NV	3,338,189
		Japan-2.1%
2,700		Nintendo Company, Ltd.	645,137
12,500		Nitori Company, Ltd.	930,801
18,600		Secom Company, Ltd.	883,835
			2,459,773
		Italy-2.0%
569,800		Terna-Rete Elettrica Nationale SpA	2,452,503
		Ireland-1.6%
38,773		Covidien PLC	1,856,839
		Belgium-1.5%
7,501		Colruyt SA	1,811,146
Total Value of Common Stocks (cost $99,114,987)			114,264,733
		PREFERRED STOCKS-3.1%
		Brazil
102,187		AES Tiete SA	1,172,407
15,300		Companhia de Bebidas das Americas (ADR)	1,546,677
53,648		Companhia Energetica de Minas Gerais	972,509
Total Value of Preferred Stocks (cost $2,250,451)			3,691,593
		SHORT-TERM INVESTMENTS-1.9%
		Money Market Fund
$ 2,320	M	First Investors Cash Reserve Fund, .24% (cost $2,320,000)*	2,320,000
Total Value of Investments (cost $103,685,438)		100.5%	120,276,326
Excess of Liabilities Over Other Assets		(.5)	(647,079)
Net Assets		100.0%	$ 119,629,247

Summary of Abbreviations:
ADR American Depositary Receipts

*	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2009.

At December 31, 2009, the cost of investments for federal income tax purposes was $105,031,558. Accumulated net unrealized
appreciation on investments was $15,244,768, consisting of
$16,689,273 gross unrealized appreciation and $1,444,505 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$21,272,710	$92,992,023	$-	$114,264,733
Preferred Stocks	3,691,593	-	-	3,691,593
Money Market Fund	2,320,000	-	-	2,320,000
Total Investments in Securities*	$27,284,303	$92,992,023	$-	$120,276,326
Other Financial Instruments**	$-	$(507,149)	$-	$(507,149)

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2009, fair value pricing was used for certain foreign securities in the Global and International Funds' portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of "distressed sales", significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures the ASU requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. The ASU requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. The ASU also requires disclosure of the reasons for significant transfers in and out of Level 3. The ASU is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years The impact on the Funds' financial statements disclosures is being assessed.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 26, 2010